BMO Small-Cap Value Fund
BMO Small-Cap Value Fund
Investment Objective:
To provide capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of certain BMO Funds. More information about these and other discounts is available from your financial professional and under “How to Buy Shares – Purchase of Class A Shares – Class A Shares – Sales Charge” on page 130 of this Prospectus and under “How to Buy Shares – Class A Shares – Waivers and Reductions of Sales Charges” beginning on page 131 of this Prospectus and “How to Buy Shares” beginning on page B-47 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - BMO Small-Cap Value Fund		Class I	Class A	Class R3	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		none	5.00%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)	[1]	none	1.00%	none	none
Redemption Fee		none	none	none	none
[1]	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BMO Small-Cap Value Fund		Class I	Class A	Class R3	Class R6
Management Fees		0.69%	0.69%	0.69%	0.69%
Distribution (12b-1) Fees		none	0.25%	0.50%	none
Other Expenses		0.52%	0.52%	0.52%	0.37%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.22%	1.47%	1.72%	1.07%
Fee Waiver and Expense Reimbursement	[2]	(0.22%)	(0.22%)	(0.22%)	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[2]	1.00%	1.25%	1.50%	0.85%
[1]	Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of its investment in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratio of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.
[2]	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 0.99% for Class I, 1.24% for Class A, 1.49% for Class R3, and 0.84% for Class R6 through December 31, 2016. This expense limitation agreement may not be terminated prior to December 31, 2016 without the consent of the Fund’s Board of Directors, unless terminated due to the termination of the investment advisory agreement.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, whether you redeem all of your shares at the end of those periods or not. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2016. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example - BMO Small-Cap Value Fund - USD ($)	Class I	Class A	Class R3	Class R6
1 Year	$ 102	$ 621	$ 153	$ 87
3 Years	365	921	520	318
5 Years	649	1,243	913	569
10 Years	$ 1,458	$ 2,152	$ 2,012	$ 1,286

Expense Example, No Redemption - BMO Small-Cap Value Fund - USD ($)	Class I	Class A	Class R3	Class R6
1 Year	$ 102	$ 621	$ 153	$ 87
3 Years	365	921	520	318
5 Years	649	1,243	913	569
10 Years	$ 1,458	$ 2,152	$ 2,012	$ 1,286

Portfolio Turnover
The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests at least 80% of its assets in value oriented common stocks of small-sized U.S. companies similar in size, at the time of purchase, to those within the Russell 2000® Value Index. The largest company by market capitalization in the Russell 2000® Value Index was approximately $4.8 billion as of October 31, 2015 and the median market capitalization of companies in the Index as of the same period was $640 million.

The Adviser uses a disciplined investment process that identifies companies that it believes have good value relative to their assets, sustainable cash flow, acceptable levels of debt, and potential for improving their business fundamentals. In addition, these companies may have under-appreciated assets, or be involved in company turnarounds or corporate restructurings.
Principal Risks
The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Corporate Restructuring Risks. Securities of companies that are involved in company turnarounds or corporate restructurings may present special risk because of the high degree of uncertainty that can be associated with such events. It is possible that the market price of securities of companies involved in company turnarounds or corporate restructurings may be subject to significant and unpredictable fluctuations.

Management Risks. The Adviser’s judgments about the attractiveness, value, and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, no guarantee exists that the investment techniques used by the Fund’s managers will produce the desired results.

Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Small-Cap Company Risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock, and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base, and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Stock Market Risks. The Fund is subject to fluctuations in the stock market, which has periods of increasing and decreasing values. Stocks are more volatile than debt securities. The value of equity securities purchased by the Fund may decline if the financial condition of the companies in which the Fund invests declines or if overall market and economic conditions deteriorate. If the value of the Fund’s investments goes down, you may lose money.

Style Risks. Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, that a stock judged to be undervalued may actually be appropriately priced, or that their prices may decline, even though in theory they are already undervalued. Value stocks can react differently to issuer, political, market, and economic developments than the market as a whole, and other types of stocks (e.g., growth stocks).
Fund Performance
The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of a broad measure of market performance and indices of funds with similar investment objectives. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. Investors may obtain updated performance information for the Fund at www.bmofunds.com.
Class I—Annual Total Returns (calendar years 2012-2014)
[1]	The bar chart previously reflected the performance of the Class Y shares. On April 21, 2015, the Fund’s Class Y shares were converted to Class A shares. As a result of the conversion, performance set forth in the bar chart reflects the performance of the Class I shares rather than the Class Y shares. The Fund no longer offers Class Y shares.

The return for the Class I shares of the Fund from January 1, 2015 through September 30, 2015 was (9.40)%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	3/31/2013	13.97%
Worst quarter	9/30/2014	(8.01)%

Average Annual Total Returns through 12/31/14
Average Annual Total Returns - BMO Small-Cap Value Fund		1 Year	Since Inception	Inception Date
Class I	[1],[2]	5.62%	13.85%	Feb. 28, 2011
Class I | Return After Taxes on Distributions	[1],[2]	4.16%	12.35%
Class I | Return After Taxes on Distributions and Sale of Fund Shares	[1],[2]	4.31%	10.64%
Russell 2000® Value Index (reflects no deduction of fees, expenses or taxes)	[1]	4.22%	10.92%
LSCVFI (reflects deduction of fees and no deduction for sales charges or taxes)	[1]	3.05%	10.20%
LSCCFI (reflects deduction of fees and no deduction for sales charges or taxes)	[1]	4.09%	11.24%
[1]	Because Class A, Class R3, and Class R6 shares have not been offered for a full calendar year, the information provided represents returns of Class I shares. Class A (without the reflection of the payment of sales charges), Class R3, and Class R6 shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. However, the performance of Class A, R3, and R6 shares will be different from the Class I shares (Class A and Class R3 shares’ performance will be lower and Class R6 shares’ performance will be higher) because they have different Total Annual Fund Operating Expenses. In addition, Class A shares charge a front-end sales charge, which also will lower the performance of Class A shares.
[2]	The table previously reflected the performance of the Class Y shares. On April 21, 2015, the Fund’s Class Y shares were converted to Class A shares. As a result of the conversion, performance set forth in the table reflects the performance of the Class I shares rather than the Class Y shares. The Fund no longer offers Class Y shares.

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. After-tax returns are shown only for Class I, and after-tax returns for Class A, Class R3, and Class R6 will vary.

The Russell 2000® Value Index is a market-weighted, value-oriented index of those small companies included in the Russell 2000® Index with lower price-to-book ratios and lower forecasted growth values.

The Lipper Small-Cap Value Funds Index (LSCVFI) tracks the total return performance of the 30 largest funds included in this Lipper category. The Fund’s comparative index was changed to the LSCVFI as it was determined to provide a more useful comparison based on the Fund’s investments.

The Lipper Small-Cap Core Funds Index (LSCCFI) tracks the total return performance of the 30 largest funds included in this category.